MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Text block [abstract]
MARKETABLE SECURITIES
5.	MARKETABLE SECURITIES
At December 31, 2022, marketable securities
consisted
of 10,755,000 common shares of 92 Energy Pty Ltd (“92 Energy”), 900,000 common shares of CUR, 193,300 common shares of Latitude Uranium Inc. (previously
Labrador Uranium Inc.) (“Latitude Uranium”).
On February 22, 2022, CUR completed its
spin-out
of Latitude Uranium through a plan of arrangement (the “Arrangement”). Pursuant to the Arrangement, CUR distributed, on a pro-rata
basis, 0.214778 of Latitude Uranium shares for each CUR share held by CUR shareholders on February 22, 2022. Accordingly, IsoEnergy received 193,300 Latitude Uranium shares. On April 5, 2023, IsoEnergy subscribed to 5,714,300 subscription receipts of Latitude Uranium (“Latitude Subscription Receipts”) at a price of $0.35 per Latitude Subscription Receipt for total consideration of $2,000. On June 19, 2023, after completion of Latitude Uranium’s acquisition of a 100% interest in the Angilak Uranium Project in Nunavut Territory from ValOre Metals Corp., the Latitude Subscription Receipts were exercised into one unit of Latitude Uranium, consisting of one common share of Latitude Uranium and one-half
of one common share purchase warrant, exercisable at a price of $0.50 at any time on or before April 5, 2026.
The carrying value of marketable securities is based on the estimated fair value of the common shares and warrants, respectively determined using published closing share prices and the Black-Scholes option pricing model.

	92 Energy	Consolidated Uranium	Latitude Uranium Shares	Latitude Uranium Warrants	Total

Fair value at December 31, 2022	$ 4,253	$ 1,458	$ 64	$ -	$ 5,775
Acquired during the period	-	-	1,581	419	2,000
Fair value adjustment	(492)	378	(581)	(205)	(900)
Disposals due to deconsolidation of IsoEnergy	(3,761)	(1,836)	(1,064)	(214)	(6,875)
Fair Value at December 31, 2023	$ -	$ -	$ -	$ -	$ -